FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,401
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,913
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,545
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,124
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,163
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	542
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,114